CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2026 CNY (¥)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Cash flows from operating activities:
Net income	¥ 102,127	$ 14,805	¥ 125,976	¥ 71,332
Adjustments to reconcile net income to net cash provided by operating activities:
Revaluation (gain) loss on previously held equity interest	99	14	(628)	0
Loss on disposals of equity method investees	529	77	27	10
Loss (Gain) related to equity securities and other investments	(66,089)	(9,581)	(28,652)	23,480
Change in fair value of other assets and liabilities	(992)	(144)	590	(708)
(Gain) Loss on disposals of subsidiaries	(8,387)	(1,216)	21,509	(1,550)
Depreciation and impairment of property and equipment, and operating lease cost relating to land use rights	37,067	5,374	29,260	26,640
Amortization of intangible assets and licensed copyrights	10,051	1,456	13,199	17,864
Equity-settled share-based compensation expense	11,180	1,621	13,970	18,546
Impairment of equity securities and other investments	7,724	1,120	8,801	12,244
Impairment of goodwill, intangible assets and licensed copyrights	11,244	1,631	6,805	22,610
Gain on disposals of property and equipment	(1,848)	(268)	(784)	(107)
Share of results of equity method investees	(2,785)	(404)	(5,966)	7,735
Deferred income taxes	(2,528)	(366)	374	(5,263)
Allowance for doubtful accounts	1,368	198	3,016	3,509
Changes in assets and liabilities, net of effects of acquisitions and disposals:
Prepayments, receivables and other assets, and long-term licensed copyrights	(67,931)	(9,847)	(50,590)	(37,621)
Income tax payable	(1,973)	(286)	1,968	(4,764)
Accrued expenses, accounts payable and other liabilities	37,933	5,499	25,873	27,126
Merchant deposits	(38)	(6)	(12,463)	(560)
Deferred revenue and customer advances	9,462	1,372	11,224	2,070
Net cash provided by operating activities	76,213	11,049	163,509	182,593
Cash flows from investing activities:
Decrease in short-term investments, net	42,235	6,123	23,395	71,426
Increase in other treasury investment, net	(12,687)	(1,839)	(126,041)	(64,392)
Settlement of forward exchange contracts, net	229	33	(335)	658
Acquisitions of equity and debt securities, and others	(63,753)	(9,242)	(10,342)	(15,240)
Disposals of equity and debt securities, and others	80,685	11,697	18,214	21,966
Acquisitions of equity method investees	(3,723)	(540)	(3,822)	(3,525)
Disposals of and distributions from equity method investees	5,627	816	1,520	1,265
Acquisitions of:
Land use rights, property and equipment	(126,063)	(18,275)	(85,972)	(32,087)
Intangible assets	(874)	(127)	0	(842)
Disposals of property and equipment	541	78	2,428	373
Cash (paid) received for business combinations, net of cash acquired	(1,212)	(176)	353	(2,204)
Deconsolidation and disposal of subsidiaries, net of cash proceeds	11,421	1,656	(5,077)	699
Loans to employees, net of repayments	238	34	264	79
Net cash used in investing activities	(67,336)	(9,762)	(185,415)	(21,824)
Cash flows from financing activities:
Issuance of ordinary shares	1,042	151	10	843
Repurchase of ordinary shares	(7,638)	(1,107)	(86,662)	(88,745)
Dividend distribution	(33,732)	(4,890)	(29,077)	(17,946)
Acquisition of additional equity interests in non-wholly owned subsidiaries	(16,768)	(2,431)	(21,949)	(5,821)
Dividends paid by non-wholly owned subsidiaries to noncontrolling interests	(1,317)	(191)	(664)	(546)
Contingent consideration payments made after a business combination and others	(232)	(34)	(197)	(71)
Capital injection from noncontrolling interests	349	50	2,402	1,577
Proceeds from bank borrowings and other borrowings, net of upfront fee payment for a syndicated loan	84,228	12,210	52,788	20,570
Repayment of bank borrowings	(78,458)	(11,374)	(43,678)	(13,092)
Proceeds from convertible unsecured senior notes, net of debt issuance cost	22,276	3,229	35,665	0
Payments for capped call transactions	(1,309)	(189)	(4,612)	0
Proceeds from exchangeable bonds, net of debt issuance cost	10,986	1,593	0	0
Proceeds from unsecured senior notes, net of debt issuance cost	0	0	35,979	0
Repayment of unsecured senior notes	0	0	(16,220)	(5,013)
Net cash used in financing activities	(20,573)	(2,983)	(76,215)	(108,244)
Effect of exchange rate changes on cash and cash equivalents, restricted cash and escrow receivables	(4,004)	(580)	965	4,389
Increase (Decrease) in cash and cash equivalents, restricted cash and escrow receivables	(15,700)	(2,276)	(97,156)	56,914
Cash and cash equivalents, restricted cash and escrow receivables at beginning of year	189,268	27,438	286,424	229,510
Cash and cash equivalents, restricted cash and escrow receivables at end of year	173,568	25,162	189,268	286,424
Supplemental disclosures of cash flow information:
Payment of interest	9,384		8,866	7,832
Business combinations:
Cash paid for business combinations	(1,503)		(612)	(2,325)
Cash acquired in business combinations	291		965	121
Cash paid for business combinations, net of cash acquired	¥ (1,212)	$ (176)	¥ 353	¥ (2,204)